Financial Assets at Fair Value Through Profit or Loss (Tables)	12 Months Ended
Dec. 31, 2025
Financial Assets at Fair Value Through Profit or Loss
Summary of financial assets at fair value through profit or loss

	December 31,	December 31,
	2024	2025

	(in thousands)
Money market fund	$2,140	24,732
Equity securities-unlisted company	23,554	26,758
Warrant-unlisted company	—	1,030
	$25,694	52,520
Current	$2,140	26,004
Non-current	23,554	26,516
	$25,694	52,520